S000016628 [Member] Expense Example - Western Asset Managed Municipals Fund	Feb. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 232
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,413
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,183
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	755
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	651
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	774
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	448
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	$ 1,259